Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk [member] - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 1,527,445,992	$ 1,415,273,853
Total Financial Liabilities	1,320,536,340	1,242,483,933
Net Amount	206,909,652	172,789,920
Less than one month [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	625,405,963	497,444,834
Total Financial Liabilities	818,306,924	793,761,624
Net Amount	(192,900,961)	(296,316,790)
3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	116,802,086	122,335,699
Total Financial Liabilities	96,462,632	100,561,675
Net Amount	20,339,454	21,774,024
6 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	106,308,391	110,798,069
Total Financial Liabilities	38,475,450	26,336,068
Net Amount	67,832,940	84,462,001
Later than six months and not later than twelve months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	154,697,504	184,197,811
Total Financial Liabilities	24,267,311	13,174,729
Net Amount	130,430,193	171,023,082
Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	524,232,048	500,497,440
Total Financial Liabilities	343,024,022	308,649,837
Net Amount	$ 181,208,026	$ 191,847,603